Equity Investments (Tables)	9 Months Ended
Sep. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments
The following table summarizes our equity investments.

		Millions of Dollars
	Percentage Ownership	Carrying Value
		September 30 2017*	December 31 2016

DCP Sand Hills Pipeline, LLC (Sand Hills)	33.34%	$478	445
DCP Southern Hills Pipeline, LLC (Southern Hills)	33.34	208	212
Explorer Pipeline Company (Explorer)	21.94	124	126
Phillips 66 Partners Terminal LLC (Phillips 66 Partners Terminal)	70.00	57	72
Paradigm Pipeline LLC (Paradigm)	50.00	130	117
Bayou Bridge Pipeline, LLC (Bayou Bridge)	40.00	171	115
STACK Pipeline LLC (STACK)	50.00	97	55
Bakken Pipeline	25.00	609	—
Total equity investments		$1,874	1,142
*Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.

Earnings from our equity investments were as follows:

	Millions of Dollars
	Nine Months Ended September 30
	2017*	2016

Sand Hills	$58	48
Southern Hills	20	21
Explorer	18	17
Phillips 66 Partners Terminal	5	—
Paradigm	(2)	—
Bayou Bridge	8	2
STACK	4	—
Bakken Pipeline	36	—
Total equity in earnings of affiliates	$147	88

*Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.